Average Annual Total Returns - Class T - DWS California Tax-Free Income Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 31, 2017	4.75%	2.44%	4.15%	1.74%	1.28%	3.02%	0.43%	1.43%	2.94%	7.54%	3.53%	4.34%